Shareholder Fees {- Fidelity Municipal Income Fund}	Mar. 01, 2021 USD ($)
12.31 Fidelity Municipal Income Fund PRO-08 | Fidelity Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none